Net loss per share	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Net Loss per Share
5. Net loss per share

The Company computes net loss per share in accordance with U.S. generally accepted accounting principles. Basic net loss per share is computed by dividing net loss attributable to common stockholders (numerator) by the weighted average number of common shares outstanding (denominator) during the period. Diluted net loss per share gives effect to all dilutive potential common shares outstanding during the period including stock options, warrants, and convertible debentures using the treasury stock method.

The following is a reconciliation of the weighted average number of common shares used to calculate basic net loss per share to the weighted average common and potential common shares used to calculate diluted net loss per share for the three and nine months ended September 30, 2011 and 2010:

	Three months ended September 30,			Nine months ended September 30,
	2011		2010*	2011	2010*
	(Unaudited)			(Unaudited)
Numerator:
Net income (loss), basic	$6,398,202		$(2,170,746)	$(9,642,316)	$(2,646,568)
Effect of interest expense and discount amortization	-	(1)	-	$- (1)	$-
Net income (loss), dilutive	6,398,202		(2,170,746)	(9,642,316)	(2,646,568)
Denominator:
Weighted shares outstanding, basic	44,750,634		34,244,506	41,864,799	30,843,566
Effect of dilutive securities:
Convertible debentures and warrants	-	(1)	-	- (1)	-
Weighted shares outstanding, dilutive	44,750,634		34,244,506	41,864,799	30,843,566

Net income (loss) per share, basic	$0.14		$(0.06)	$(0.23)	$(0.09)
Net income (loss) per share, dilutive	$0.14		$(0.06)	$(0.23)	$(0.09)

(1) The three and nine month period ended September 30, 2011, weighted shares outstanding excludes 23,168,282 shares issuable upon exercise of warrants and 2,600,000 shares issuable for the conversion of debt due to a loss from continuing operation.

*
For comparability during this reportable period, the shares in the denominator for the three and nine month periods ended September 30, 2010 are present on a post-acquisition and post-share exchanged pro-forma basis.

10.   Net Loss per Share

Net loss per share is computed based on the weighted average number of shares of common stock and potentially dilutive securities assumed to be outstanding during the period using the treasury stock method. Potentially dilutive securities consist of our convertible debt securities, stock options and warrants to purchase common stock.